Financial Instruments (Schedule of Allowance for Impairment in Respect of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Balance as of January 1	₪ 186	₪ 196
Write-off of lost debts	(35)	(39)
Entering consolidation	6
Classified to trade and other receivables	(7)
Doubtful debt expenses	27	29
Balance as of December 31	₪ 177	₪ 186